Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of SEC Regulation S-K, Arcosa is providing the information below, including a table disclosing specified executive compensation and financial performance measures for the three most recently completed fiscal years.

	Summary Compensation Table Total to PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(5)	Average Summary Compensation Table Total to Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(4)	Company Selected Measure: Adjusted EBITDA ($)(7)
Year					Company TSR ($)	Peer Group TSR ($)(3)

2023	6,474,120	16,822,141	2,192,382	3,890,255	188	268	159,200,000	367,600,000
2022	6,322,796	8,628,851	1,540,270	1,742,629	123	168	245,800,000	325,100,000
2021	5,632,354	6,069,101	1,041,392	811,732	119	165	69,600,000	283,300,000
2020	5,442,103	15,314,301	1,221,695	2,125,492	124	115	106,600,000	283,700,000
(1) Mr. Carrillo is the PEO, the principal executive officer, reflected in the columns above.
(2) The non-PEO named executive officers ("Non-PEO NEOs") reflected in the columns above represent Messrs. Beasley, Cole, Collins, Essl, and Stevenson for 2020; Messrs. Beasley, Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2021; and Messrs. Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2022 and 2023.
(3) To better align with recent SEC guidance, for 2023 we changed the peer group used for purposes of the pay-versus-performance disclosure from the S&P Small Cap 600 Index (the "Old Peer Group") to the S&P Small Cap 600 Construction & Engineering Industry Index (the "Peer Group"). For the Old Peer Group, the total shareholder return for fiscal years 2020, 2021, 2022 and 2023 would be $111, $141, $118, and $137 respectively.
(4) 2022 Adjusted Net Income is $106.8M, which is adjusted for the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
(5) The following table provides the Compensation Actually Paid (CAP) to the PEO in 2023:

Year	2023 ($)

Summary Compensation Total	6,474,120
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,189,222)
+ Fair Value of Equity Awards Granted in the Year	7,111,633
+ Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	5,570,599
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	1,842,939
+ Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
+ Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	12,072
Compensation Actually Paid (a)	16,822,141
(a) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table.
(6) The following table provides the average Compensation Actually Paid (CAP) to Non-PEO NEOs in 2023:

Year	2023 ($)

Summary Compensation Total	2,192,382
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,277,929)
+ Fair Value of Equity Awards Granted in the Year	1,877,563
+ Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	885,402
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	209,542
+ Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
+ Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	3,295
Compensation Actually Paid (a)	3,890,255
(a) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table.
(7) See Annex A for a reconciliation of Non-GAAP measures to the most comparable GAAP measures.

Company Selected Measure Name	Company Selected Measure: Adjusted EBITDA($)(7)
Named Executive Officers, Footnote	The non-PEO named executive officers ("Non-PEO NEOs") reflected in the columns above represent Messrs. Beasley, Cole, Collins, Essl, and Stevenson for 2020; Messrs. Beasley, Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2021; and Messrs. Cole, Collins, Essl, and Stevenson, and Ms. Peck for 2022 and 2023.
PEO Total Compensation Amount	$ 6,474,120	$ 6,322,796	$ 5,632,354	$ 5,442,103
PEO Actually Paid Compensation Amount	$ 16,822,141	8,628,851	6,069,101	15,314,301
Adjustment To PEO Compensation, Footnote	The following table provides the Compensation Actually Paid (CAP) to the PEO in 2023:

Year	2023 ($)

Summary Compensation Total	6,474,120
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,189,222)
+ Fair Value of Equity Awards Granted in the Year	7,111,633
+ Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	5,570,599
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	1,842,939
+ Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
+ Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	12,072
Compensation Actually Paid (a)	16,822,141

Non-PEO NEO Average Total Compensation Amount	$ 2,192,382	1,540,270	1,041,392	1,221,695
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,890,255	1,742,629	811,732	2,125,492
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides the average Compensation Actually Paid (CAP) to Non-PEO NEOs in 2023:

Year	2023 ($)

Summary Compensation Total	2,192,382
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,277,929)
+ Fair Value of Equity Awards Granted in the Year	1,877,563
+ Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	885,402
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	209,542
+ Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
+ Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation	3,295
Compensation Actually Paid (a)	3,890,255
(a) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. Details of each of the adjustments as required by item 402(v)(2)(iii)(C)(1)(i) – (vi) are shown in the table.

Compensation Actually Paid vs. Total Shareholder Return	*The value of Initial Fixed $100 Investment Based on TSR.
Compensation Actually Paid vs. Net Income	* 2022 Adjusted Net Income is $106.8M, which is adjusted for the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts provide a graphical depiction of the relationship between the CAP and the selected financial measures in addition to the relationship between Arcosa and the Peer Group's TSR. The 2020 CAP for both the PEO and the Non-PEO NEOs in each of the charts reflect a significant increase in stock price year over year and an increase in the estimated performance of outstanding PBRSUs in 2020. The 2020 CAP to PEO also includes the increase in value of the one-time equity grant made to Mr. Carrillo when he became CEO in 2018. The 2021 CAP to Non-PEO NEOs reflects the forfeiture of Mr. Beasley’s 2021 stock award, causing a decrease in the average CAP for the Non-PEO NEOs for 2021. The 2023 CAP for both the PEO and the Non-PEO NEOs in each of the charts reflects an increase in stock price of greater than 50% and an increase in the estimated performance of outstanding PBRSUs in 2023. The 2023 average CAP to Non-PEO NEOs also includes the increase in value of the one-time retention equity grant made to Mr. Essl and Ms. Peck.

Total Shareholder Return Amount	$ 188	123	119	124
Peer Group Total Shareholder Return Amount	268	168	165	115
Net Income (Loss)	$ 159,200,000	$ 245,800,000	$ 69,600,000	$ 106,600,000
Company Selected Measure Amount	367,600,000	325,100,000	283,300,000	283,700,000
PEO Name	Mr. Carrillo
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	2022 Adjusted Net Income is $106.8M, which is adjusted for the gain on the sale of the Storage Tanks business, net of taxes, and impact of acquisition and divestiture related expenses, net of taxes.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative Adjusted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-Tax Return on Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Working Capital
PEO | Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,111,633
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,570,599
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,842,939
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,072
PEO | Mr. Carrillo [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,189,222)
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,277,929)
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,877,563
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	885,402
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,542
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends Paid on Stock Awards not Otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,295